Related party transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Loans	$ 5,823,333	$ 5,702,258
Assets	7,249,666	7,609,185	$ 6,267,747
Liabilities
Demand deposits	85,786	211,381
Time deposits	2,802,550	2,759,441
Borrowings	3,138,310	3,518,446	2,211,567	$ 3,246,813
Liabilities	6,233,499	6,615,595	$ 5,224,935
Related parties [member]
Assets [Abstract]
Demand Deposits	3,812	5,179
Loans	49,101	201,762
Securities at fair value through other comprehensive income		2,913
Assets	52,913	209,854
Liabilities
Demand deposits		200,000
Time deposits	120,000	40,000
Liabilities	120,000	$ 240,000
Stand-by letters of credit	20,000
Loss allowance	$ (49)